AQR FUNDS

Supplement dated December 1, 2021 (“Supplement”)

to the Class I Shares, Class N Shares and Class R6 Shares Prospectus,

dated May 1, 2021, as amended (the “Prospectus”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund,

AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR

Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund,

AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and

AQR Style Premia Alternative Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2022:

•	the sub-section entitled “AQR Alternative Risk Premia Fund—Portfolio Managers” on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Scott Metchick	January 1, 2022	Principal of the Adviser
Yao Hua Ooi	September 19, 2017	Principal of the Adviser
Nathan Sosner, Ph.D.	May 1, 2019	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser

•	the sub-section entitled “AQR Diversified Arbitrage Fund—Portfolio Managers” on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	January 1, 2022	Founding Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser
Robert F. Bryant	May 1, 2019	Principal of the Sub-Adviser
Mark L. Mitchell, Ph.D.	January 15, 2009	Principal of the Sub-Adviser
Todd C. Pulvino, Ph.D., A.M., M.S.	January 15, 2009	Principal of the Sub-Adviser

•	the sub-section entitled “AQR Equity Market Neutral Fund—Portfolio Managers” on page 24 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	October 7, 2014	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Long-Short Equity Fund—Portfolio Managers” on page 31 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 16, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Managed Futures Strategy Fund—Portfolio Managers” on page 39 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 5, 2010	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	January 5, 2010	Founding Principal of the Adviser
Yao Hua Ooi	January 5, 2010	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser
Brendan Hoffman, Ph.D.	January 1, 2022	Managing Director of the Adviser
Erik Stamelos	January 1, 2022	Managing Director of the Adviser

•	the sub-section entitled “AQR Managed Futures Strategy HV Fund—Portfolio Managers” on page 47 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 16, 2013	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	July 16, 2013	Founding Principal of the Adviser
Yao Hua Ooi	July 16, 2013	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser
Brendan Hoffman, Ph.D.	January 1, 2022	Managing Director of the Adviser
Erik Stamelos	January 1, 2022	Managing Director of the Adviser

•	the sub-section entitled “AQR Multi-Asset Fund—Portfolio Managers” on page 57 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	September 29, 2010	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
John J. Huss	May 1, 2015	Principal of the Adviser
Michael A. Mendelson, M.B.A., S.M.	September 29, 2010	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	September 29, 2010	Principal of the Adviser

•	the sub-section entitled “AQR Risk-Balanced Commodities Strategy Fund—Portfolio Managers” on page 65 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 1, 2022	Managing and Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser
Yao Hua Ooi	July 9, 2012	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser

•	the sub-section entitled “AQR Style Premia Alternative Fund—Portfolio Managers” on page 82 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	October 30, 2013	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Scott Metchick	January 1, 2022	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser
Ashwin Thapar	January 1, 2022	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 128 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR Alternative Risk Premia Fund	Jordan Brooks, Ph.D., M.A.
Scott Metchick
Yao Hua Ooi
Nathan Sosner, Ph.D.
Ashwin Thapar

AQR Diversified Arbitrage Fund	John M. Liew, Ph.D., M.B.A.
Lars N. Nielsen, M.Sc.
Ashwin Thapar

Fund	Portfolio Managers
AQR Equity Market Neutral Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

AQR Long-Short Equity Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Lars N. Nielsen, M.Sc.

AQR Managed Futures Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Yao Hua Ooi
Ashwin Thapar
Brendan Hoffman, Ph.D.
Erik Stamelos

AQR Managed Futures Strategy HV Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Yao Hua Ooi
Ashwin Thapar
Brendan Hoffman, Ph.D.
Erik Stamelos

AQR Multi-Asset Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
John J. Huss
Michael A. Mendelson, M.B.A., S.M.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi

AQR Risk-Balanced Commodities Strategy Fund	Clifford S. Asness, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
Ashwin Thapar

Fund	Portfolio Managers
AQR Style Premia Alternative Fund	Jordan Brooks, Ph.D., M.A.
Andrea Frazzini, Ph.D., M.S.
John J. Huss
Scott Metchick
Yao Hua Ooi
Ashwin Thapar

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in 2009 where he is Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a researcher and portfolio manager for multi-asset class strategies as well as the firm’s equity strategies. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Adviser. Mr. Mendelson joined the Adviser in July 2005 and is a portfolio manager and member of the firm’s Executive Committee. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Scott Metchick is a Principal of the Adviser. Mr. Metchick joined the Adviser in 2012 where he is a senior member of the Research and Portfolio management team responsible for the firm’s Alternative Risk Premia and Multi-Strategy products. Mr. Metchick earned his B.S. in finance from Lehigh University.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is a portfolio manager and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and is Head of the Macro and Multi-Strategy team. In this role, he leads the Research and Portfolio Management teams focused on the Adviser’s macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Nathan Sosner, Ph.D., is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

Ashwin Thapar is a Principal of the Adviser. Mr. Thapar joined the Adviser in 2008 and is a senior member of the Research and Portfolio management team. In his role, Mr. Thapar co-heads research and portfolio management efforts on the Adviser’s macro and multi-strategy funds. Mr. Thapar earned a B.Sc. in finance and a B.A. in mathematics from the University of Pennsylvania.

Brendan Hoffman, Ph.D., is a Managing Director of the Adviser. Dr. Hoffman joined the Adviser in 2018 and is member of the Research and Portfolio Management team where he is responsible for strategy development and enhancements for the firm’s Macro and Multi-Strategy team. Prior to the Adviser, Dr. Hoffman was a director of investment strategies with Campbell & Company. Dr. Hoffman earned a B.S. in chemical engineering from the University of Maryland, as well as a Ph.D. and an M.S. in chemical engineering from Stanford University.

Erik Stamelos is a Managing Director of the Adviser. Mr. Stamelos joined the Adviser in 2014 and is a portfolio manager for the Macro and Multi-Strategy team. Mr. Stamelos earned an A.B. in economics from Harvard University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated December 1, 2021 (“Supplement”)

to the Class I Shares, Class N Shares and Class R6 Shares Prospectus,

dated May 1, 2021, as amended (the “Prospectus”),

of the AQR Diversifying Strategies Fund (the “Fund”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2022:

•	the sub-section entitled “Portfolio Managers” on page 7 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Jordan Brooks, Ph.D., M.A.	January 1, 2022	Principal of the Adviser
John J. Huss	January 1, 2022	Principal of the Adviser
Scott Metchick	June 8, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	June 8, 2020	Principal of the Adviser
Yao Hua Ooi	June 8, 2020	Principal of the Adviser
Ashwin Thapar	June 8, 2020	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 22 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of the Fund’s portfolio.

1

Each of the portfolio managers listed below is a senior member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the Fund.

Fund	Portfolio Managers
AQR Diversifying Strategies Fund	Jordan Brooks, Ph.D., M.A.
John J. Huss
Scott Metchick
Lars N. Nielsen, M.Sc.
Yao Hua Ooi
Ashwin Thapar

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in 2009 where he is Co-Head of Fixed Income and a senior member of the Research and Portfolio Management team. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is a researcher and portfolio manager for multi-asset class strategies as well as the firm’s equity strategies. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Scott Metchick is a Principal of the Adviser. Mr. Metchick joined the Adviser in 2012 where he is a senior member of the Research and Portfolio management team responsible for the firm’s Alternative Risk Premia and Multi-Strategy products. Mr. Metchick earned his B.S. in finance from Lehigh University.

Lars N. Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is a portfolio manager and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and M.Sc. in economics from the University of Copenhagen.

Yao Hua Ooi is a Principal of the Adviser. Mr. Ooi joined the Adviser in 2004 and is Head of the Macro and Multi-Strategy team. In this role, he leads the Research and Portfolio Management teams focused on the Adviser’s macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

Ashwin Thapar is a Principal of the Adviser. Mr. Thapar joined the Adviser in 2008 and is a senior member of the Research and Portfolio management team. In his role, Mr. Thapar co-heads research and portfolio management efforts on the Adviser’s macro and multi-strategy funds. Mr. Thapar earned a B.Sc. in finance and a B.A. in mathematics from the University of Pennsylvania.

From time to time, a manager, analyst, or other employee of the Adviser or any of its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed

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and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

3

AQR FUNDS

Supplement dated December 1, 2021 (“Supplement”)

to the Statement of Additional Information,

dated May 1, 2021, as amended (the “SAI”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR

Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity

Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund,

AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style

Premia Alternative Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2022:

•	the section entitled “Portfolio Manager Holdings” beginning on page 52 of the SAI is hereby deleted in its entirety and replaced with the following:

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2020, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
Clifford S. Asness, Ph.D., M.B.A.	AQR Equity Market Neutral Fund	None*
	AQR Long-Short Equity Fund	None*
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR Risk-Balanced Commodities Strategy Fund	None*
Jordan Brooks, Ph.D., M.A.	AQR Alternative Risk Premia Fund	None*
	AQR Diversifying Strategies Fund	None*
	AQR Multi-Asset Fund	None*
	AQR Risk-Balanced Commodities Strategy Fund	None*
	AQR Style Premia Alternative Fund	None*
Robert F. Bryant, B.S.	AQR Diversified Arbitrage Fund	None
Andrea Frazzini, Ph.D., M.S.	AQR Equity Market Neutral Fund	$10,001-$50,000
	AQR Long-Short Equity Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
Brendan Hoffman, Ph.D.	AQR Managed Futures Strategy Fund	None*
	AQR Managed Futures Strategy HV Fund	None*

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Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
John J. Huss	AQR Diversifying Strategies Fund	None*
	AQR Equity Market Neutral Fund	None*
	AQR Long-Short Equity Fund	$10,001-$50,000*
	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	None*
John M. Liew, Ph.D., M.B.A.	AQR Diversified Arbitrage Fund	$10,001-$50,000*
	AQR Managed Futures Strategy Fund	$100,001-$500,000
	AQR Managed Futures Strategy HV Fund	$100,001-$500,000
	AQR Multi-Asset Fund	$100,001-$500,000
	AQR Risk Parity II MV Fund	$100,001-$500,000
Michael A. Mendelson, M.B.A, S.M.	AQR Multi-Asset Fund	$500,001-$1,000,000
	AQR Risk Parity II MV Fund	$100,001-$500,000
Scott Metchick	AQR Alternative Risk Premia Fund	None*
	AQR Diversifying Strategies Fund	None
	AQR Style Premia Alternative Fund	None*
Mark L. Mitchell, Ph.D.	AQR Diversified Arbitrage Fund	Over $1,000,000
Lars N. Nielsen, M.Sc.	AQR Diversified Arbitrage Fund	$50,001-$100,000
	AQR Diversifying Strategies Fund	None
	AQR Equity Market Neutral Fund	$50,001-$100,000
	AQR Long-Short Equity Fund	$50,001-$100,000
	AQR Multi-Asset Fund	$50,001-$100,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
Yao Hua Ooi	AQR Alternative Risk Premia Fund	$10,001-$50,000
	AQR Diversifying Strategies Fund	None
	AQR Managed Futures Strategy Fund	$50,001-$100,000
	AQR Managed Futures Strategy HV Fund	$10,001-$50,000
	AQR Multi-Asset Fund	$10,001-$50,000
	AQR Risk Parity II MV Fund	$10,001-$50,000
	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000
	AQR Style Premia Alternative Fund	$10,001-$50,000
Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	$100,001-$500,000
Nathan Sosner, Ph.D.	AQR Alternative Risk Premia Fund	$10,001-$50,000
Erik Stamelos	AQR Managed Futures Strategy Fund	None*
	AQR Managed Futures Strategy HV Fund	None*

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Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Ashwin Thapar	AQR Alternative Risk Premia Fund	None*
	AQR Diversified Arbitrage Fund	None*
	AQR Diversifying Strategies Fund	None
	AQR Managed Futures Strategy Fund	None*
	AQR Managed Futures Strategy HV Fund	None*
	AQR Risk-Balanced Commodities Strategy Fund	None*
	AQR Style Premia Alternative Fund	None*

* Holdings information provided as of October 31, 2021.

•	the section entitled “Other Accounts Managed” beginning on page 53 of the SAI is hereby deleted in its entirety and replaced with the following:

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, the Sub-Adviser or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of December 31, 2020:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	28	$15,082,205,529	8	$5,334,487,924	11	$4,803,177,212
Clifford S. Asness, Ph.D., M.B.A.	20	$5,650,692,389	21	$8,813,837,178	41	$22,904,659,768
Jordan Brooks, Ph.D., M.A.*	3	$307,171,846	1	$37,066,054	0	–
Robert F. Bryant, B.S.	0	–	6	$971,582,074	0	–
Andrea Frazzini, Ph.D., M.S.	32	$15,880,084,340	13	$6,342,465,869	24	$14,865,916,017
Brendan Hoffman, Ph.D.*	0	–	6	$996,582,814	1	$50,000,000
John J. Huss	2	$4,302,207,974	21	$12,912,234,129	1	$342,589,976
John M. Liew, Ph.D., M.B.A.	5	$831,767,181	15	$7,246,194,447	22	$12,016,695,908
Michael A. Mendelson, M.B.A., S.M.	2	$4,302,207,974	21	$10,129,213,802	1	$342,589,976
Scott Metchick	0	–	19	$3,369,918,628	2	$387,968,992
Mark L. Mitchell, Ph.D.	0	–	7	$1,102,563,406	0	–

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	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Lars N. Nielsen, M.Sc.	34	$20,279,428,260	29	$8,876,574,793	30	$18,546,081,913
Yao Hua Ooi	5	$4,520,376,240	26	$11,153,862,963	1	$342,589,976
Todd C. Pulvino, Ph.D., A.M., M.S.	0	–	7	$1,102,563,406	0	–
Nathan Sosner, Ph.D.	0	–	6	$848,395,130	0	–
Erik Stamelos*	0	–	5	$507,251,675	2	$100,000,000
Ashwin Thapar	1	$189,275,894	33	$9,729,294,086	32	$20,138,978,935

* Account information provided as of October 31, 2021.

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Michele L. Aghassi, Ph.D.	1	$134,631,348	5	$3,739,844,343	4	$1,850,434,416
Clifford S. Asness, Ph.D., M.B.A.	0	–	19	$7,428,813,258	17	$9,057,698,861
Jordan Brooks, Ph.D., M.A.*	0	–	1	$37,066,054	0	–
Robert F. Bryant, B.S.	0	–	6	$971,582,074	0	–
Andrea Frazzini, Ph.D., M.S.	1	$134,631,348	10	$4,747,822,288	6	$3,874,004,899
Brendan Hoffman, Ph.D.*	0	–	5	$924,376,329	0	–
John J. Huss	0	–	19	$12,132,171,092	0	–
John M. Liew, Ph.D., M.B.A.	0	–	14	$6,043,356,356	9	$5,499,501,906
Michael A. Mendelson, M.B.A., S.M.	0	–	19	$9,349,150,765	0	–
Scott Metchick	0	–	19	$3,369,918,628	2	$387,968,992
Mark L. Mitchell, Ph.D.	0	–	7	$1,102,563,406	0	–
Lars N. Nielsen, M.Sc.	1	$134,631,348	26	$7,281,931,211	11	$7,509,923,810
Yao Hua Ooi	0	–	24	$10,373,799,925	0	–
Todd C. Pulvino, Ph.D., A.M., M.S.	0	–	7	$1,102,563,406	0	–
Nathan Sosner, Ph.D.	0	–	5	$810,017,587	0	–
Erik Stamelos*	0	–	4	$435,045,190	0	–
Ashwin Thapar	0	–	30	$7,932,433,779	13	$7,994,062,233

* Account information provided as of October 31, 2021.

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